Net Income (Loss) Per Share - Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted-Average Shares Outstanding (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	91	24	47	6,110
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding				12,576